FINANCIAL INSTRUMENTS - Foreign exchange futures contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Investment foreign currency, contract, foreign currency amount	$ 18.045
Notional currency rate	18.95
LEBAC's
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	527,000
LEBAC's | Argentina
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 473,000
Globant LLC
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	118,000
Forward contract | Argentina
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	(421,000)	$ 1,126,000	$ 7,152,000
Forward contract | Sistemas Globales S.A.
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 73,000